Expense Example - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2020 Fund - Fidelity Freedom Blend 2020 Fund - Class K6	May 30, 2024 USD ($)
Expense Example:
1 year	$ 24
3 years	74
5 years	130
10 years	$ 293